Form N-1A Cover	Apr. 15, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 15, 2025
Prospectus Date	May 01, 2025